Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 352,526	$ 343,599
Less: Accumulated depreciation	(219,246)	(183,744)
Property and equipment, net	133,280	159,855
United States
Property, Plant and Equipment [Line Items]
Property and equipment, net	130,230	156,537
Rest of the world
Property, Plant and Equipment [Line Items]
Property and equipment, net	3,050	3,318
Satellites
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	310,861	302,577
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	15,448	15,630
Ground stations and ground station equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	12,685	12,560
Office furniture, equipment and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	5,335	4,995
Computer equipment and purchased software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	8,197	7,837
Satellites, in process and not placed into service
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 13,700	$ 13,300